Debt With Related Parties - Disclosure of Carrying Amount of Liability for Modification and Remeasurement of Debt (Details) $ in Thousands	Dec. 31, 2023 MXN ($)
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Modification of debt	$ 52,776
Remeasurement of debt	27,026
Senior Promissory Notes | Debt - Third parties
Disclosure of transactions between related parties [line items]
Modification of debt	258
Remeasurement of debt	132
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Modification of debt	52,518
Remeasurement of debt	26,894
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Modification of debt	2,525
Remeasurement of debt	1,554
2017 Junior Promissory Notes | Debt - Third parties
Disclosure of transactions between related parties [line items]
Modification of debt	404
Remeasurement of debt	249
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Modification of debt	2,121
Remeasurement of debt	1,305
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Modification of debt	226
Remeasurement of debt	129
2020 Junior Promissory Notes | Debt - Third parties
Disclosure of transactions between related parties [line items]
Modification of debt	191
Remeasurement of debt	109
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Modification of debt	35
Remeasurement of debt	$ 20